SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2025
Segment Information
SEGMENT INFORMATION

3.	SEGMENT INFORMATION

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the Group’s management and the Company’s Board of Directors for the purpose of resource allocation and performance assessment.

Management assesses the performance of operating segments based on profit or loss before income tax in related periods. The manner of assessment is consistent with that applied in these financial statements.

Deferred tax assets, income tax payable and deferred tax liabilities are excluded from segment assets and segment liabilities. The Group had neither sale of products nor provisions of services between the operating segments.

As of December 31, 2024 and June 30, 2025, the Group only operates in one operating segment: exploration and mining, which consists of the exploration for lead, silver, lithium and other metals. Segment performance is evaluated based on reportable segment profit / (loss), which is a measure of adjusted profit / (loss) before income tax.

For the six months ended June 30, 2024, the segment results were as follows:

	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY

Other items
Depreciation of property, plant and equipment	(2)	—	(2)
Depreciation of right of use assets	—	(356)	(356)
Fair value gain on financial instruments	—	3,862	3,862
Finance costs	(1)	(29)	(30)
Finance income	2	40	42
(Loss)/ gain for the period	(548)	426	(122)

For the six months ended June 30, 2025, the segment results were as follows:

	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY

Other items
Depreciation of property, plant and equipment	(2)	—	(2)
Fair value gain on financial instruments	—	1,875	1,875
Finance costs	(1)	(8)	(9)
Loss for the period	(408)	(866)	(1,274)

	Exploration and mining	Corporate activities	Total
	US$	US$	US$

Other items
Depreciation of property, plant and equipment	—	—	—
Fair value gain on financial instruments	—	261	261
Finance costs	—	(1)	(1)
Loss for the period	(57)	(121)	(178)

The reconciliation of segment assets to total assets is as follows:

	December 31,	June 30,
	2024	2025	2025
	CNY	CNY	US$

Segment assets:
Exploration and mining	259,091	251,074	35,005
Corporate activities	1,798	432	60
Total assets	260,889	251,506	35,065

The reconciliation of segment liabilities to total liabilities is as follows:

	December 31,	June 30,
	2024	2025	2025
	CNY	CNY	US$

Segment liabilities:
Exploration and mining	162,039	147,261	20,531
Corporate activities	10,788	17,751	2,475
Total liabilities	172,827	165,012	23,006

The reconciliation from loss for the period net loss is as follows:

	June 30,
	2024	2025	2025
	CNY	CNY	US$

Net loss (including non-controlling interests)	(122)	(1,274)	(178)